Share-based Compensation - Schedule of Share-based Payment Arrangement Restricted Stock Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2018 Plan [Member]
Weighted average exercise price
Granted		$ 1.00
Outstanding	$ 1.00	$ 1.00
2020 Plan [Member]
Weighted average exercise price
Granted	5.91
Outstanding	$ 5.91
Restricted Shares [Member] | 2018 Plan [Member]
Numbers of shares
Granted	1,328,120
Vested	(565,200)
Numbers of shares, Outstanding	762,920
Weighted average exercise price
Granted	$ 1.00
Vested	1.00
Outstanding	$ 1.00
Weighted average remaining contractual term, Outstanding	9 years 7 months 24 days
Aggregate intrinsic value, Outstanding	$ 14,877
Restricted Shares [Member] | 2020 Plan [Member]
Numbers of shares
Granted	4,093,079
Forfeited	(13,461)
Vested	(565,200)
Numbers of shares, Outstanding	4,079,618
Weighted average exercise price
Vested	$ 13.95
Weighted average remaining contractual term, Outstanding	9 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 83,632